Business Acquisition	12 Months Ended
Dec. 31, 2020
Business Combination
Business Combination
7. Business acquisition
Acquisition of Jiangsu Five Star
In April 2019, the Group invested RMB1,274,257,000 with a combination of cash and assumption of the seller’s debt as consideration to acquire ordinary shares of Jiangsu Five Star, a leading offline retailer of home appliances and consumer electronics, from its existing shareholder (the “Seller”), in exchange for 46% of Jiangsu Five Star’s total equity interest. The Group also provided a fifteen months interest-bearing loan of RMB1,024,946,000 to the Seller and has the rights to purchase additional shares.
In April 2020, the Group acquired additional 37% equity interest in Jiangsu Five Star by converting the loan of RMB1,024,946,000 aforementioned. A gain of RMB441,677,000 in relation to the revaluation of the previously held equity interests was recorded in “share of results of equity investees” in the consolidated statements of operations and comprehensive income/(loss) for the year ended December 31, 2020. The fair value of the previously held equity interests was estimated based on the equity value of Jiangsu Five Star, which is estimated by applying an income approach.
The purchase price as of the date of acquisition is comprised of:

Amounts
RMB’000
Conversion of loan and assuming of debt	1,024,946
Fair value of previously held equity interests	1,274,257

Total	2,299,203

The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities as of the date of acquisition is summarized as follows:

Amounts
RMB’000
Net liabilities assumed	(14,549)
Appreciation of property, equipment and softwar e	190,194
Intangible assets
- Trademark	489,000
Goodwill	2,185,135
Deferred tax liabilities	(169,798)
Non-controlling interests	(380,779)

Total	2,299,203

Net assets acquired primarily consisted of restricted cash of RMB1,720,161,000, inventories of RMB1,652,252,000 and accounts payable of RMB4,102,304,000 as of the date of acquisition. The amortization period for intangible assets acquired was 19 years. Fair value of the non-controlling
interests was estimated by applying an income approach.
Accounts receivable acquired was immaterial at the date of acquisition.
Goodwill arising from the acquisition of Jiangsu Five Star was attributable to the benefit of expected synergies, the assembled workforce, revenue growth and future market development as of the date of acquisition. None of the goodwill arising on the acquisition is expected to be deductible for tax purposes.
In June 2020, the Group acquired the remaining 17% equity interest in Jiangsu Five Star by assuming the Seller’s RMB428,421,000 debt owed to Jiangsu Five Star. Upon completion of the transaction, Jiangsu Five Star became a wholly-owned subsidiary of the Company.

Acquisition of Kuayue Express
In August 2020, the Group entered in a definitive agreement pursuant to which JD Logistics, a subsidiary of the Company, acquired approximately 60.2% of the issued and outstanding ordinary shares of Kuayue-Express Group Co., Ltd. (“Kuayue Express”), a renowned modern integrated express transportation enterprise, for a consideration of RMB2,965,856,000 with a combination of cash and ordinary shares of JD Logistics. Upon completion of the transaction, Kuayue Express became a consolidated subsidiary of the Company.
The purchase price as of the date of acquisition is comprised of:

Amounts
RMB’000
Cash	2,850,000
Issuance of ordinary shares of JD Logistics less cash proceeds received	115,856

Total	2,965,856

The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities as of the date of acquisition is summarized as follows:

Amounts
RMB’000
Net assets acquired	1,110,375
Appreciation of property, equipment and software	362,148
Intangible assets
- Customer relationship	2,549,400
Goodwill	1,632,512
Deferred tax liabilities	(727,887)
Non-controlling interests	(1,960,692)

Total	2,965,856

Net assets acquired primarily consisted of cash and cash equivalents of RMB1,375,710,000 and borrowings of RMB986,108,000 as of the date of acquisition. The amortization period for intangible assets acquired was 9 years. Fair value of the non-controlling
interests was estimated by applying an income approach.
The accounts receivable acquired with a fair value of
RMB829,752,000 at the date of acquisition had gross contractual amounts of RMB923,608,000. The best estimate at acquisition date of the contractual cash flows not expected to be collected amounted to RMB93,856,000.
Goodwill arising from the acquisition of Kuayue Express was attributable to the benefit of expected synergies, the assembled workforce, revenue growth and future market development as of the date of acquisition. None of the goodwill arising on the acquisition is expected to be deductible for tax purposes.
Results of operations attributable to these acquisitions and pro forma results of operations for these acquisitions have not been presented because they are not material to the consolidated statements of operations and comprehensive income/(loss) for the year ended December 31, 2020, either individually or in aggregate.